INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPOSITION OF LOSS
	Year ended December 31
	2022	2021
	U.S. Dollars in thousands

U.S.	2,211	4,172
Israel	434	344
	2,645	4,516

SCHEDULE OF RECONCILIATION OF EFFECTIVE TAX RATE

	Year ended December 31
	2022	2021
	U.S. Dollars in thousands
Pretax loss	2,645	4,516
U.S. federal income tax rate	21%	21%
Income tax benefit computed at the applicable tax rate	(555)	(948)
Non-deductible expenses	1	2
Effect of differences in corporate income tax rates	(6)	(6)
Change in valuation allowance	474	730
	-	-

SCHEDULE OF DEFERRED TAX ASSETS

	December 31
	2022	2021
Composition of deferred tax assets:	U.S. Dollars in thousands
Operating loss carry forwards	2,553	2,349
Share based compensation	290	129
Convertible component in convertible notes	33	-
Accrued compensation	253	174
Total deferred tax assets	3,129	2,652
Composition of deferred tax liabilities:
Convertible notes	(45)	(42)
Total deferred tax liabilities	(45)	(42)
Valuation allowance	(3,084)	(2,610)
	-	-

SCHEDULE OF ROLL FORWARD OF VALUATION ALLOWANCE

US dollars in thousands
Balance at January 1, 2021	1,880
Additional paid in capital	(222)
Income tax expense	952
Balance at December 31, 2021	2,610
Additional paid in capital	(86)
Income tax expense	560
Balance at December 31, 2022	3,084